File No. 33-7497

811-4765

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 40  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 40  [X]

(Check appropriate box or boxes.)

Dreyfus New York AMT-Free Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Janette Farragher, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering (date)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 __ on (date) pursuant to paragraph (b)

 ____  days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____  days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, Dreyfus New York AMT-Free Municipal Bond Fund, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 17th day of April 2012.

Dreyfus New York AMT-Free Municipal Bond Fund

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	04/17/12
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	04/17/12
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	04/17/12
Joseph S. DiMartino
/s/ Clifford L. Alexander*	Board Member	04/17/12
Clifford L. Alexander
/s/ David W. Burke*	Board Member	04/17/12
David W. Burke
/s/ Peggy C. Davis*	Board Member	04/17/12
Peggy C. Davis
/s/ Diane Dunst*	Board Member	04/17/12
Diane Dunst
/s/ Ernest Kafka*	Board Member	04/17/12
Ernest Kafka
/s/ Nathan Leventhal*	Board Member	04/17/12

Nathan Leventhal

*BY:	/s/ Janette E. Farragher
Janette E. Farragher Attorney-in-Fact

INDEX OF EXHIBITS

_________________________

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.